Note 22 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	$ 216,535
Balance, end of year	$ (89,015)	$ 216,535
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)	152,717,452
Balance, beginning of year	$ 1,215,826
Balance, end of year (in shares)	154,258,117	152,717,452
Balance, end of year	$ 1,235,503	$ 1,215,826
Ordinary shares [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)	148,394,152	147,013,538
Balance, beginning of year	$ 1,079,055	$ 1,070,076
Share-based awards exercised (in shares)	1,201,800	1,643,156
Share-based units exercised	$ 9,483	$ 11,954
Acquisition (in shares)		1,415,285
Acquisition of businesses		$ 8,966
Repurchase and cancellation of shares (in shares)		(1,677,827)
Repurchase and cancellation of shares		$ (11,941)
Balance, end of year (in shares)	149,595,952	148,394,152
Balance, end of year	$ 1,088,538	$ 1,079,055
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of year	1,079,055	1,070,076
Share-based units exercised	9,483	11,954
Acquisition of businesses		8,966
Repurchase and cancellation of shares		(11,941)
Balance, end of year	$ 1,088,538	$ 1,079,055
Preference shares [member]
Statement Line Items [Line Items]
Balance, beginning of year (in shares)	4,323,300	4,040,000
Balance, beginning of year	$ 136,771	$ 128,363
Shares issued for cash (in shares)	338,865	283,300
Shares issued	$ 10,447	$ 9,260
Preferred shares issuance cost	$ (253)	$ (852)
Balance, end of year (in shares)	4,662,165	4,323,300
Balance, end of year	$ 146,965	$ 136,771
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of year	136,771	128,363
Shares issued	10,447	9,260
Preferred shares issuance cost	(253)	(852)
Balance, end of year	$ 146,965	$ 136,771